Equity - Schedule of Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2025 62.98 cents per share (2024 – 62.98 cents; 2023 – 59.98 cents)	$ 1,401	$ 1,399	$ 1,349
Interim dividend for the year ended 30 June 2026 20 cents per share (2025 – 40.50 cents; 2024 – 40.5 cents)	445	899	894
Dividend paid	$ 1,846	$ 2,298	$ 2,243
Final dividend per share		$ 0.6298	$ 0.6298	$ 0.5998
Interim dividend per share	$ 0.20	$ 0.4050	$ 0.405